Securitizations and Variable Interest Entities - Fair Value of Retained Interests (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	¥ 300	¥ 165
Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	296	163
Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	0	0
Mortgage and mortgage-backed securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	4	2
Level 1 [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets
Level 2 [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	298	163
Level 2 [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	296	163
Level 2 [Member] | Mortgage and mortgage-backed securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	2
Level 3 [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	2	2
Level 3 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	0	0
Level 3 [Member] | Mortgage and mortgage-backed securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	2	2
Investment grade [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	298	163
Investment grade [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	296	161
Investment grade [Member] | Mortgage and mortgage-backed securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	2	2
Other SPE [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	2	2
Other SPE [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets		2
Other SPE [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	0	0
Other SPE [Member] | Mortgage and mortgage-backed securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	¥ 2